Related Party Transactions	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions
Management Fee - Related and Other

a.
Teekay and its wholly-owned subsidiary Teekay Tankers Management Services Ltd., which is the Company’s manager (or the Manager), provide commercial, technical, strategic and administrative services to the Company. In addition, certain of the Company’s vessels participate in pooling arrangements that are managed in whole or in part by subsidiaries of Teekay (collectively the Pool Managers). For additional information about these arrangements, please read “Item 7 – Major Shareholders and Related Party Transactions – Related Party Transactions” in our Annual Report on Form 20-F for the year ended December 31, 2015. Amounts received and paid by the Company for such related party transactions for the periods indicated were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2016	September 30, 2015	September 30, 2016	September 30, 2015
	$	$	$	$
Time-charter revenues (i)	417	—	5,404	—
Lay-up service revenues (ii)	200	—	432	—
Pool management fees and commissions (iii)	(2,043)	(2,630)	(7,929)	(7,490)
Commercial management fees (iv)	(490)	(385)	(1,238)	(827)
Vessel operating expenses - technical management fee (v)	(2,338)	(1,687)	(6,925)	(4,843)
Strategic and administrative service fees (vi)	(2,471)	(1,594)	(7,461)	(5,313)
Entities under Common Control (note 3)
Time-charter revenues (vii)	—	663	—	4,558
Commercial management fees	—	(64)	—	(191)
Vessel operating expenses - technical management fee	—	(112)	—	(334)
Strategic and administrative service fees	—	(171)	—	(511)

(i)
In December 2015, immediately after the acquisition of the 2015 Acquired Business, the Company chartered-out the Navigator Spirit to Teekay under a fixed-rate time-charter contract, which was scheduled to expire in July 2016. On May 18, 2016, the contract was transferred to the Americas Spirit, which subsequently expired on July 15, 2016.

(ii)
The Company recorded revenues of $0.2 million and $0.4 million for the three and nine months ended September 30, 2016, respectively, to provide lay-up services to Teekay for two of its in-chartered vessels.

(iii)
The Company’s share of the Pool Managers’ fees that are reflected as a reduction to net pool revenues from affiliates on the Company’s consolidated statements of (loss) income. The Company is entitled to a share of the Pool Managers' fees due to its 50% ownership interest in TTOL. (See Note 5(c)).

(iv)
The Manager’s commercial management fees for vessels on time-charter out contracts and spot-traded vessels not included in the pool, which are reflected in voyage expenses on the Company’s consolidated statements of (loss) income.

(v)	The cost of ship management services provided by the Manager has been presented as vessel operating expenses on the Company's consolidated statement of (loss) income.

(vi)
The Manager's strategic and administrative service fees have been presented in general and administrative fees on the Company's consolidated statements of (loss) income. The Company's executive officers are employees of Teekay or subsidiaries thereof, and their compensation (other than any awards under the Company's long-term incentive plan described in note 11) is set and paid by Teekay or such other subsidiaries. The Company reimburses Teekay for time spent by its executive officers on the Company's management matters through the strategic portion of the management fee.

(vii)
The Company recorded revenues of $0.7 million and $4.6 million for the three and nine months ended September 30, 2015, respectively, related to a time charter-out contract for the Explorer Spirit associated with the Entities under Common Control. The vessel was under a fixed-rate time-charter with SPT which expired in September 2015.

b.
The Manager and other subsidiaries of Teekay collect revenues and remit payments for expenses incurred by the Company’s vessels. Such amounts, which are presented on the Company’s consolidated balance sheets in due from affiliates or due to affiliates, are without interest or stated terms of repayment. The amounts owing from the Pool Managers for monthly distributions are reflected in the consolidated balance sheets as pool receivable from affiliates, are without interest and are repayable upon the terms contained within the applicable pool agreement. The Company had also advanced $40.8 million and $46.8 million as at September 30, 2016 and December 31, 2015, respectively, to the Pool Managers for working capital purposes. These amounts, which are reflected in the consolidated balance sheets in due from affiliates, are without interest and are repayable when applicable vessels leave the pools.

c.	On July 31, 2015, the Company acquired SPT (see note 17).